OPERATING LEASES (Summary of maturity of operating leases liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Future lease payments under operating leases
2021	¥ 3,830	$ 587
2022	3,835	588
2023	2,684	411
Thereafter	0	0
Total	10,349	1,586
Less: imputed interest	(832)	(127)
Total operating lease liabilities	¥ 9,517	$ 1,459	¥ 48,347